Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DBX ETF Trust
Prospectus Date	rr_ProspectusDate	Oct. 02, 2017
Document Creation Date	dei_DocumentCreationDate	Feb. 20, 2018